EMPLOYEES BENEFITS PLANS (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
F A F [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 3,603,611	R$ 3,547,727
Percentage of plan assets at fair value	100.00%	100.00%
% of nominal return on assets	8.50%	7.49%
F A F [Member] | Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 2,385,591	R$ 2,308,861
Percentage of plan assets at fair value	66.20%	65.10%
F A F [Member] | Variable Income [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 421,622	R$ 517,259
Percentage of plan assets at fair value	11.70%	14.60%
F A F [Member] | Realestate 1 [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 342,343	R$ 334,905
Percentage of plan assets at fair value	9.50%	9.40%
F A F [Member] | Structured Investment [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 454,055	R$ 321,779
Percentage of plan assets at fair value	12.60%	9.10%
F A F [Member] | Foreign [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value		R$ 45,411
Percentage of plan assets at fair value		1.30%
F A F [Member] | Transactions With Participants [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value		R$ 19,512
Percentage of plan assets at fair value		0.50%
Plan I I [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 22,745	R$ 22,298
Percentage of plan assets at fair value	100.00%	100.00%
% of nominal return on assets	8.30%	7.25%
Plan I I [Member] | Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 19,969	R$ 19,386
Percentage of plan assets at fair value	87.80%	86.90%
Plan I I [Member] | Variable Income [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 1,115	R$ 1,106
Percentage of plan assets at fair value	4.90%	5.00%
Plan I I [Member] | Realestate 1 [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 23	R$ 20
Percentage of plan assets at fair value	0.10%	0.10%
Plan I I [Member] | Structured Investment [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 1,638	R$ 1,527
Percentage of plan assets at fair value	7.20%	6.80%
Plan I I [Member] | Foreign [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value		R$ 259
Percentage of plan assets at fair value		1.20%